Environmental Reclamation Liabilities - Movements in the environmental reclamation liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Environmental Reclamation Liabilities
Balance at beginning of period	$ 9,888,200	$ 0
Initial estimate		7,473,805
Change in estimate	4,564,611	4,724,846
Work performed on early action items	(3,651,875)	(2,310,451)
Environmental Loss Contingency Statement Of Financial Position Extensible Enumeration Not Disclosed Flag			true
Balance at end of period	10,800,936	9,888,200
Current portion	9,590,766	2,835,000
Non-current portion	$ 1,210,170	$ 7,053,200